Fees Summary	Aug. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 131,181,540.00
Total Fee Amount	18,116.17
Total Offset Amount	0.00
Net Fee	$ 18,116.17
Offering Table N/A
Offset Table N/A	N/A